Schedule of Changes in net sectorial financial assets and liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	R$ 158,221	R$ 371,705
Operating revenues, constitution	2,173,139	836,048
Operating revenues, amortization	329,185	(89,996)
Financial results, updating	32,158	20,106
Net sectorial financial assets and liabilities, ending	474,301	158,221
Rate flags	(1,423,066)	(110,126)
[custom:FinancialResultsConstitution]	(795,336)
Sectorial financial assets, current	173,465	355,570
Sectorial financial assets, current	383,740	173,465
Other non-current financial assets	173,465	118,419
Other non-current financial assets	383,740	173,465
Other current financial liabilities	(188,709)
Other current financial liabilities	(139,770)	(188,709)
[custom:OtherNoncurrentFinancialLiabilities1-2]	(153,409)
Write-offs Covid Account		(869,516)
Other non-current financial liabilities		(102,284)
Portion A | Electricity purchased for resale - Itaipu
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	463,176	793,327
Operating revenues, constitution	1,133,849	893,581
Operating revenues, amortization	(348,804)	(354,300)
Financial results, updating	38,745	28,197
Net sectorial financial assets and liabilities, ending	1,286,966	463,176
Rate flags
Write-offs Covid Account		(897,629)
Portion A | C V A Energ [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	(100,053)	265,788
Operating revenues, constitution	640,205	(242,246)
Operating revenues, amortization	128,545	(253,482)
Financial results, updating	(1,303)	1,076
Net sectorial financial assets and liabilities, ending	(475,842)	(100,053)
Rate flags	(1,143,236)	(35,993)
Write-offs Covid Account		164,804
Portion A | Charges For Using The Transmission System Basic Grid [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	176,877	13,038
Operating revenues, constitution	164,203	265,030
Operating revenues, amortization	(170,538)	48,154
Financial results, updating	9,979	1,715
Net sectorial financial assets and liabilities, ending	180,521	176,877
Write-offs Covid Account		(151,060)
Portion A | Transport Of Energy Purchased From Itaipu [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	19,746	24,391
Operating revenues, constitution	10,933	31,762
Operating revenues, amortization	(17,746)	(10,503)
Financial results, updating	1,085	801
Net sectorial financial assets and liabilities, ending	14,018	19,746
Write-offs Covid Account		(26,705)
Portion A | E S S [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	19,131	(264,949)
Operating revenues, constitution	728,954	(72,032)
Operating revenues, amortization	(23,429)	169,396
Financial results, updating	2,374	(8,854)
Net sectorial financial assets and liabilities, ending	531,280	19,131
Rate flags	(195,750)	(54,154)
Write-offs Covid Account		249,724
Portion A | C D E [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	(1,872)	152,928
Operating revenues, constitution	22,765	56,608
Operating revenues, amortization	(41,260)	(102,027)
Financial results, updating	1,581	5,065
Net sectorial financial assets and liabilities, ending	(18,786)	(1,872)
Write-offs Covid Account		(114,446)
Portion A | Proinfa [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	(145)	8,468
Operating revenues, constitution	22,155	(21,615)
Operating revenues, amortization	(11,812)	(8,856)
Financial results, updating	303	(181)
Net sectorial financial assets and liabilities, ending	10,501	(145)
Write-offs Covid Account		22,039
Other financial components | Refunds Of Pis And Cofins [Member]
IfrsStatementLineItems [Line Items]
Operating revenues, amortization	364,650
Net sectorial financial assets and liabilities, ending	(337,350)
[custom:FinancialResultsConstitution]	(702,000)
Other financial components | Neutrality
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	77,265	48,506
Operating revenues, constitution	60,608	95,870
Operating revenues, amortization	(57,925)	(52,843)
Financial results, updating	1,229	187
Net sectorial financial assets and liabilities, ending	81,177	77,265
Write-offs Covid Account		(14,455)
Other financial components | Offset Of Energy Surplus Deficit Under C C E A R Bilateral Contracts [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	36,395	40,192
Operating revenues, constitution	(383)	75,917
Operating revenues, amortization	(36,196)	(79,714)
Net sectorial financial assets and liabilities, ending	(184)	36,395
Other financial components | Hydrological risk
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	(474,111)	(347,160)
Operating revenues, constitution	(562,663)	(444,291)
Operating revenues, amortization	443,644	322,432
Financial results, updating	(11,022)	(5,092)
Net sectorial financial assets and liabilities, ending	(604,152)	(474,111)
Other financial components | Tariff refunds
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	(193,669)	(194,253)
Operating revenues, constitution	(97,684)	(83,514)
Operating revenues, amortization	100,956	88,269
Financial results, updating	(8,600)	(4,171)
Net sectorial financial assets and liabilities, ending	(198,997)	(193,669)
Other financial components | Overcontracting
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	130,677	(168,123)
Operating revenues, constitution	(99,743)	274,051
Operating revenues, amortization	(23,230)	145,853
Financial results, updating	(2,220)	663
Net sectorial financial assets and liabilities, ending	(78,596)	130,677
Rate flags	(84,080)	(19,979)
Write-offs Covid Account		(101,788)
Other financial components | Itaipu Bonus [Member]
IfrsStatementLineItems [Line Items]
Operating revenues, constitution	60,065
Financial results, updating	220
Net sectorial financial assets and liabilities, ending	(26,451)
[custom:FinancialResultsConstitution]	(86,736)
Other financial components | Others [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	4,804	(448)
Operating revenues, constitution	89,875	6,927
Operating revenues, amortization	22,330	(2,375)
Financial results, updating	(213)	700
Net sectorial financial assets and liabilities, ending	110,196	R$ 4,804
[custom:FinancialResultsConstitution]	R$ (6,600)